Compensation of Key Management Personnel - Summary of the Remuneration of the Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Current employee benefits	$ 6,153	$ 10,083	$ 5,953
Pension costs	115	267	268
Share-based payments	4,917	16,842	3,685
Termination benefits	319	2,919	3,651
Remuneration of key management personnel	$ 11,504	$ 30,111	$ 13,557